INVESTMENTS, DEBT AND DERIVATIVES - Financial Assets, Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
Financial assets at amortised cost	$ 41	$ 0
Indemnity receivable from VEON Amsterdam B.V.
Disclosure of fair value measurement of assets [line items]
Financial assets at amortised cost	27	40
Increase (decrease) in financial assets	(13)
Security deposits and cash collateral
Disclosure of fair value measurement of assets [line items]
Financial assets at amortised cost	$ 96	$ 119